Financial Instruments - Summary of Fair Value of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			$ 100,496
Financial assets held for trading			5,122,571
Financial assets at fair value through profit or loss	$ 258,035	$ 7,898,458	5,223,067
Available-for-sale financial assets			1,212,165
Financial assets mandatorily classified as at FVTPL	258,035	7,898,458
Financial assets at FVTOCI	52,183	1,597,323
Financial liabilities at FVTPL	1,197	36,655	677,430
Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			60,538
Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	50,889	1,557,714
Financial liabilities at FVTPL	949	29,058	652,107
Forward Exchange Contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			61,325
Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,048	32,070
Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			4,410,732
Available-for-sale financial assets			279,791
Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	168,287	5,151,255
Open-end mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			589,976
Available-for-sale financial assets			23,825
Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	19,007	581,800
Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	8,984	275,000
Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	6,537	200,123
Private-placement convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			100,496
Private-placement convertible bonds [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,283	100,496
Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			662,477
Financial assets at FVTOCI, Investments in equity instruments	17,665	540,730
Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			246,072
Financial assets at FVTOCI, Investments in equity instruments	1,296	39,669
Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	33,222	1,016,924
Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	248	7,597	25,323
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss			5,000,708
Available-for-sale financial assets			303,616
Financial assets mandatorily classified as at FVTPL	187,294	5,733,055
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			4,410,732
Available-for-sale financial assets			279,791
Level 1 of fair value hierarchy [member] | Quoted ordinary shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	168,287	5,151,255
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			589,976
Available-for-sale financial assets			23,825
Level 1 of fair value hierarchy [member] | Open-end mutual funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	19,007	581,800
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss			222,359
Financial assets mandatorily classified as at FVTPL	55,220	1,690,280
Financial liabilities at FVTPL	1,197	36,655	677,430
Level 2 of fair value hierarchy [Member] | Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			60,538
Level 2 of fair value hierarchy [Member] | Swap contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	50,889	1,557,714
Financial liabilities at FVTPL	949	29,058	652,107
Level 2 of fair value hierarchy [Member] | Forward Exchange Contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading			61,325
Level 2 of fair value hierarchy [Member] | Forward Exchange Contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	1,048	32,070
Level 2 of fair value hierarchy [Member] | Private-placement convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated as at FVTPL			100,496
Level 2 of fair value hierarchy [Member] | Private-placement convertible bonds [member] | Hybrid financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	3,283	100,496
Level 2 of fair value hierarchy [Member] | Forward exchange contracts [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at FVTPL	248	7,597	25,323
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			908,549
Financial assets mandatorily classified as at FVTPL	15,521	475,123
Financial assets at FVTOCI	52,183	1,597,323
Level 3 of fair value hierarchy [member] | Unquoted preferred shares [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	8,984	275,000
Level 3 of fair value hierarchy [member] | Private-placement funds [member] | Non derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets mandatorily classified as at FVTPL	6,537	200,123
Level 3 of fair value hierarchy [member] | Unquoted ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			662,477
Financial assets at FVTOCI, Investments in equity instruments	17,665	540,730
Level 3 of fair value hierarchy [member] | Limited partnership [member]
Disclosure of detailed information about financial instruments [line items]
Available-for-sale financial assets			$ 246,072
Financial assets at FVTOCI, Investments in equity instruments	1,296	39,669
Level 3 of fair value hierarchy [member] | Unsecured subordinate corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in debt instruments	$ 33,222	$ 1,016,924